FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Disclosure of credit risk exposure [line items]
Other banking arrangements, classified as cash equivalents	$ 2,000
Minimum Unrestricted Cash	15,000
IDB Facility
Disclosure of credit risk exposure [line items]
Undrawn amounts	$ 20,600
Principal amount				$ 50,000
Cash and Cash Equivalents | Currency risk
Disclosure of credit risk exposure [line items]
Percent of cash and cash equivalents held in USD	79.00%	76.00%
Loans And Borrowings | Currency risk
Disclosure of credit risk exposure [line items]
Percent of cash and cash equivalents held in USD	64.00%	76.00%
Fixed Rate Borrowings | Interest rate risk
Disclosure of credit risk exposure [line items]
Percent of cash and cash equivalents held in USD	74.00%	80.00%
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Allowance account for credit losses of financial assets	$ 3,501	$ 2,134	$ 997